RESTRICTED NET ASSETS (Details) (CNY)	12 Months Ended
Dec. 31, 2014
Required percentage of annual appropriations	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Restricted subsidiaries' net assets	1,631,514,413
Total restricted net assets	1,793,188,427
Percentage of restricted net assets to consolidated net assets	75.78%
Subsidiaries [Member]
Pledged amount of its subsidiaries' equity interest to third third party financing companies	161,674,014